Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2020	December 31, 2019
Electronic equipment	$137,046	$136,983
Vehicles	239,641	253,108
Office equipment	27,215	36,919
Leasehold improvements	49,618	46,464
Building	-	840,241
Less: Accumulated depreciation	(388,447)	(461,190)
	$65,073	$852,525